INVESTMENTS - Market value of invested companies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Associates
Market Value		R$ 1,418,659	R$ 1,357,923
AES Tiete
Associates
Shareholding (in percent)	7.94%
Market Value		398,161	437,197
Coelce
Associates
Shareholding (in percent)	7.06%
Market Value		270,825	251,938
Energisa S.A.
Associates
Shareholding (in percent)	2.31%
Market Value		218,432	148,661
Companhia Energetica de Sao Paulo - CESP
Associates
Shareholding (in percent)	2.05%
Market Value		133,709	129,096
Centrais Eletricas do ParA - CELPA
Associates
Shareholding (in percent)	0.99%
Market Value		38,556	48,895
Centrais Eletricas de Santa Catarina - CELESC
Associates
Shareholding (in percent)	10.75%
Market Value		112,396	65,920
AES ELETROPAULO
Associates
Shareholding (in percent)	1.25%
Market Value		34,264	23,660
CPFL Energia
Associates
Shareholding (in percent)	0.00%
Market Value			45,431
Companhia Energetica de Pernambuco - CELPE
Associates
Shareholding (in percent)	1.56%
Market Value		18,258	21,688
Companhia Paranaense de Energia - COPEL
Associates
Shareholding (in percent)	0.56%
Market Value		32,759	29,207
EDP - Energias do Brasil S.A.
Associates
Shareholding (in percent)	0.31%
Market Value		25,491	26,229
CGEEP
Associates
Shareholding (in percent)	0.47%
Market Value		17,551	15,895
Companhia Energetica de Brasilia - CEB
Associates
Shareholding (in percent)	2.10%
Market Value		8,339	8,305
Companhia Celg de Participacoes - CELGPAR
Associates
Shareholding (in percent)	0.07%
Market Value		321	207
Fair value | AES Tiete
Associates
Market Value		398,161	437,197
Fair value | Coelce
Associates
Market Value		270,825	251,938
Fair value | Energisa S.A.
Associates
Market Value		218,432	148,661
Fair value | Companhia Energetica de Sao Paulo - CESP
Associates
Market Value		133,709	129,096
Fair value | Centrais Eletricas do ParA - CELPA
Associates
Market Value		38,556	48,895
Fair value | Centrais Eletricas de Santa Catarina - CELESC
Associates
Market Value		112,396	65,920
Fair value | AES ELETROPAULO
Associates
Market Value		34,264	23,660
Fair value | CPFL Energia
Associates
Market Value			45,431
Fair value | Companhia Energetica de Pernambuco - CELPE
Associates
Market Value		18,258	21,688
Fair value | Companhia Paranaense de Energia - COPEL
Associates
Market Value		32,759	29,207
Fair value | EDP - Energias do Brasil S.A.
Associates
Market Value		25,491	26,229
Fair value | CGEEP
Associates
Market Value		17,551	15,895
Fair value | Companhia Energetica de Brasilia - CEB
Associates
Market Value		8,339	8,305
Fair value | Companhia Celg de Participacoes - CELGPAR
Associates
Market Value		321	207
CTEEP
Associates
Sharehoiding (in percent)	36.05%
Shareholding (in percent)	36.05%
Market Value		3,848,829	3,744,704
CTEEP | Fair value
Associates
Market Value		3,848,829	3,744,704
CEMAR
Associates
Sharehoiding (in percent)	33.55%
Shareholding (in percent)	33.55%
Market Value		1,377,138	1,363,366
CEMAR | Fair value
Associates
Market Value		1,377,138	1,363,366
ENERGISA MT
Associates
Sharehoiding (in percent)	22.01%
Market Value	$ 22.01	418,862	397,129
ENERGISA MT | Fair value
Associates
Market Value		418,862	397,129
CEEE-GT
Associates
Sharehoiding (in percent)	32.59%
Market Value		516,139	259,193
CEEE-GT | Fair value
Associates
Market Value		516,139	259,193
CEEE-D
Associates
Sharehoiding (in percent)	32.59%
Market Value		94,872	93,076
CEEE-D | Fair value
Associates
Market Value		94,872	93,076
EMAE
Associates
Sharehoiding (in percent)	40.44%
Market Value		131,189	123,692
EMAE | Fair value
Associates
Market Value		R$ 131,189	R$ 123,692